Retirement-Related Benefits - Level 3 Reconciliation (Details) - Pension Plans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
U.S.
Change in plan assets
Fair value of plan assets, balance at beginning of period	$ 52,694	$ 51,405
Fair value of plan assets, balance at end of period	48,213	52,694
U.S. | Personal Pension Plan (PPP) | Qualified Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	52,694
Fair value of plan assets, balance at end of period	48,213	52,694
Non-U.S.
Change in plan assets
Fair value of plan assets, balance at beginning of period	40,798	36,020
Foreign exchange impact	(1,754)	3,694
Fair value of plan assets, balance at end of period	36,758	40,798
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans
Change in plan assets
Fair value of plan assets, balance at beginning of period	376	106
Return on assets held at end of year	(23)	11
Return on assets sold during the year	0	1
Purchases, sales and settlements, net	10	258
Transfers, net	0
Fair value of plan assets, balance at end of period	363	376
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans | Corporate bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period	372	101
Return on assets held at end of year	(23)	12
Return on assets sold during the year	0	1
Purchases, sales and settlements, net	10	259
Fair value of plan assets, balance at end of period	359	372
Level 3 | U.S. | Personal Pension Plan (PPP) | Qualified Plans | Mortgage and asset-backed securities
Change in plan assets
Fair value of plan assets, balance at beginning of period	4	5
Return on assets held at end of year	0	0
Return on assets sold during the year	0	0
Purchases, sales and settlements, net	0	(1)
Transfers, net	0
Fair value of plan assets, balance at end of period	4	4
Level 3 | Non-U.S.
Change in plan assets
Fair value of plan assets, balance at beginning of period	365	310
Return on assets held at end of year	8	26
Return on assets sold during the year	(2)	(4)
Purchases, sales and settlements, net	(6)	7
Transfers, net	(2)	(6)
Foreign exchange impact	(21)	31
Fair value of plan assets, balance at end of period	341	365
Level 3 | Non-U.S. | Government and related
Change in plan assets
Fair value of plan assets, balance at beginning of period	8	16
Return on assets held at end of year	0	2
Return on assets sold during the year	(1)	(3)
Purchases, sales and settlements, net	(3)	(2)
Transfers, net	(2)	(6)
Foreign exchange impact	0	2
Fair value of plan assets, balance at end of period	2	8
Level 3 | Non-U.S. | Corporate bonds
Change in plan assets
Fair value of plan assets, balance at beginning of period		1
Return on assets held at end of year		0
Return on assets sold during the year		0
Purchases, sales and settlements, net		0
Transfers, net		0
Foreign exchange impact		0
Level 3 | Non-U.S. | Real estate
Change in plan assets
Fair value of plan assets, balance at beginning of period	356	294
Return on assets held at end of year	8	24
Return on assets sold during the year	(2)	(1)
Purchases, sales and settlements, net	(3)	9
Foreign exchange impact	(21)	30
Fair value of plan assets, balance at end of period	$ 339	$ 356